Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 05, 2025
C000257945 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,234	$ 11,101	$ 11,018	$ 10,946	$ 10,868	$ 10,716	$ 10,530	$ 10,430	$ 10,138	$ 9,769	$ 9,832	$ 10,000
Solactive GBS Global Markets All Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value	$ 12,420	$ 12,026	$ 11,902	$ 11,885	$ 11,649	$ 11,260	$ 10,952	$ 10,803	$ 10,330	$ 9,757	$ 9,661	$ 10,000